ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Management Commentary Explanatory [Line Items]
Financial assets	$ 62,599	$ 61,175
Other financial assets	29,466	26,899
Accounts receivable and other	29,063	27,378
Inventory	13,006	12,843
Equity accounted investments	52,141	47,094
Investment properties	119,780	115,100
Property, plant and equipment	127,462	124,268
Intangible assets	41,217	38,411
Goodwill	32,329	28,662
Deferred income tax assets	3,559	3,403
Accounts payable and other	(57,977)	(57,065)
Liabilities associated with assets classified as held for sale	(1,489)	(876)
Deferred income tax liabilities	(24,333)	(23,190)
Subsidiary equity obligations	(4,049)	(4,188)
Net Assets Before Common Equity in Managed Investments	375,286	355,965
Common Equity in Managed Investments	0	0
Corporation's Capital	375,286	355,965
Financial liabilities	273,112	266,821
Non-recourse borrowings of managed entities	206,085	202,684
Equity	155,583	141,891	$ 134,012
Non-controlling interest - preferred equity	230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	13,618	11,390
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,427	14,396
Assets and liabilities classified as held for sale
Management Commentary Explanatory [Line Items]
Accounts receivable and other	336
Assets classified as held for sale	2,684	2,830
Equity accounted investments	1
Investment properties	1,238
Property, plant and equipment	506
Intangible assets	112
Goodwill	240
Deferred income tax assets	4
Accounts payable and other	(434)
Liabilities associated with assets classified as held for sale	(1,489)
Deferred income tax liabilities	(1)
Non-recourse borrowings of managed entities	1,054
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	110,982	98,138	88,215
Non-controlling interest - preferred equity	110,982	98,138
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145	4,145
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	40,498	39,608	$ 41,652
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	6,989	6,870
Accounts receivable and other	2,127	2,196
Inventory	0	2
Assets classified as held for sale	0	0
Equity accounted investments	2,138	1,460
Investment properties	25	27
Property, plant and equipment	151	146
Intangible assets	82	81
Goodwill	0	0
Deferred income tax assets	573	475
Accounts payable and other	(5,279)	(6,004)
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	(122)	(112)
Subsidiary equity obligations	(442)	(441)
Net Assets Before Common Equity in Managed Investments	7,464	5,982
Common Equity in Managed Investments	50,985	49,391
Corporation's Capital	58,449	55,373
Non-recourse borrowings of managed entities	0	0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	13,618	11,390
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,222	1,282
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	40,498	39,608
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets		13,114
Other financial assets	22,477	20,029
Accounts receivable and other	26,951	25,431
Inventory	13,006	12,841
Assets classified as held for sale	2,684	2,830
Equity accounted investments	50,003	45,634
Investment properties	119,755	115,073
Property, plant and equipment	127,311	124,122
Intangible assets	41,135	38,330
Goodwill	32,329	28,662
Deferred income tax assets	2,986	2,928
Accounts payable and other	(52,713)	(51,310)
Liabilities associated with assets classified as held for sale	(1,489)	(876)
Deferred income tax liabilities	(24,211)	(23,078)
Subsidiary equity obligations	(3,607)	(3,747)
Net Assets Before Common Equity in Managed Investments	367,822	349,983
Common Equity in Managed Investments	0	0
Corporation's Capital	367,822	349,983
Non-recourse borrowings of managed entities	206,085	202,684
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	11,205
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	110,752	97,908
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	50,985	49,391
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Elimination
Management Commentary Explanatory [Line Items]
Financial assets		0
Other financial assets	0	0
Accounts receivable and other	(15)	(249)
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	0	0
Investment properties	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Accounts payable and other	15	249
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	0	0
Subsidiary equity obligations	0	0
Net Assets Before Common Equity in Managed Investments	0	0
Common Equity in Managed Investments	(50,985)	(49,391)
Corporation's Capital	(50,985)	(49,391)
Non-recourse borrowings of managed entities	0	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Elimination | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	(50,985)	(49,391)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	$ 0	$ 0